Basis of Presentation and Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Currency translation adjustments	$ 27,167	$ 23,440
Other comprehensive income from unconsolidated affiliates		672
Accumulated other comprehensive income	27,167	24,112
Less: Currency translation adjustment attributable to noncontrolling interests	(13,145)	(11,121)
Accumulated other comprehensive income attributable to MGM Resorts International	$ 14,022	$ 12,991